Schedule of Investments (unaudited) October 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Bonds

Alabama — 3.4%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53	$795	$803,923
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,555	1,567,406
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,303,977
Series D, Sub Lien, 6.00%, 10/01/42	5,740	5,976,982
Series D, Sub Lien, 7.00%, 10/01/51	1,765	1,876,814
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	1,968,575
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,345	1,370,984

		15,868,661

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,360	1,063,633

Arizona — 4.5%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	180	159,623
5.00%, 05/15/56	725	596,797
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(b)	3,400	2,981,334
Salt Verde Financial Corp., RB
5.00%, 12/01/32	10,030	9,889,470
5.00%, 12/01/37	7,460	7,330,532

		20,957,756

Arkansas(b) — 0.8%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	3,145	2,466,941
Series A, AMT, 4.75%, 09/01/49	1,520	1,234,407

		3,701,348

California — 8.6%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(a)	6,205	5,684,059
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	1,895	1,990,294
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(c)	2,465	2,495,583
Series A, 4.00%, 04/01/45	790	644,501
Series A, 4.00%, 08/15/48	4,590	3,950,746
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	290	290,532
Series A, 5.25%, 08/15/49	715	715,812
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	2,970	2,809,118
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,495	1,513,007
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/49	4,170	3,214,595
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 5.00%, 05/15/46	2,330	2,277,067
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	475	293,275
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 12/01/56	330	211,095

	Par
Security	(000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Senior Lien, 3.13%, 06/01/57	$1,155	$698,244
Series A, Senior Lien, 4.00%, 12/01/58	685	465,174
Riverside County Transportation Commission, RB, CAB(d)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	1,845,540
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,082,774
Series B, Senior Lien, 0.00%, 06/01/43	5,000	1,636,705
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,155	886,048
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 4.00%, 05/01/52	1,235	985,796
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,135,595
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,164,060
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	690	709,317

		39,698,937

Colorado — 3.6%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	3,485	3,728,038
Board of Governors of Colorado State University System, Refunding RB, Series C, (ST HGR ED INTERCEPT PROG), 4.00%, 03/01/47	4,065	3,406,380
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,420	3,471,509
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	340	343,769
5.25%, 11/01/52	710	697,037
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,565	2,874,385
State of Colorado, COP, BAB, Series O, 4.00%, 03/15/44	2,580	2,285,983

		16,807,101

Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 3.50%, 11/15/51	910	851,475

Delaware — 0.5%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,280	2,211,969

District of Columbia — 8.0%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	23,035	23,679,726
District of Columbia, Refunding RB
5.00%, 04/01/35	865	874,223
Series A, 6.00%, 07/01/23(c)	1,480	1,507,791
Catholic Health Services, 5.00%, 10/01/48	4,590	4,525,823
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/40	830	718,599
Series A, AMT, 4.00%, 10/01/41	1,790	1,531,424

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Class B, Subordinate, (AGM), 4.00%, 10/01/53	$3,635	$2,873,838
Series B, Subordinate, 4.00%, 10/01/49	1,550	1,233,836

		36,945,260

Florida — 3.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	425	376,536
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	395	386,474
Series A-1, 5.00%, 10/01/33	435	421,173
Series A-1, 5.00%, 10/01/34	435	417,109
Series A-1, 5.00%, 10/01/35	145	137,591
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,622,913
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	435	408,932
Series A, 5.00%, 06/15/50	1,455	1,300,323
Series A, 5.00%, 06/15/55	875	768,685
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	2,545	2,422,300
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	3,159	2,001,047
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,535	3,562,248

		14,825,331

Georgia — 4.4%
Dalton Whitfield County Joint Development Authority, 4.00%, 08/15/48	7,225	5,941,688
Georgia Housing & Finance Authority, RB, S/F Housing 3.60%, 12/01/44	2,905	2,301,077
Series B, 2.50%, 06/01/50	1,455	850,351
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	1,190	1,188,546
Georgia Ports Authority, RB, 4.00%, 07/01/52	1,380	1,149,913
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	990	963,054
Series A, 5.00%, 05/15/36	990	957,677
Series A, 5.00%, 05/15/37	1,085	1,039,306
Series A, 5.00%, 05/15/38	600	570,184
Series A, 5.00%, 05/15/49	1,990	1,806,373
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,145	2,443,253
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 4.00%, 01/01/49	1,230	988,209
Series A, Subordinate, 4.00%, 01/01/51	445	354,066

		20,553,697

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	1,485	1,426,638

Illinois — 12.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,065	940,166
Series C, 5.25%, 12/01/35	2,905	2,770,315
Series D, 5.00%, 12/01/46	3,805	3,301,221
Series H, 5.00%, 12/01/36	920	847,347
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,280	1,276,637
Series D, 5.00%, 12/01/25	1,650	1,645,665

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series G, 5.00%, 12/01/34	$915	$868,786
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/36	1,895	1,749,593
Cook County Community College District No.508, GO, 5.50%, 12/01/38	1,525	1,538,931
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	475	395,598
Series A, 5.00%, 02/15/50	265	216,897
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/42	1,840	1,609,798
Series A, 4.00%, 01/01/46	4,180	3,511,455
Series C, 5.00%, 01/01/37	5,455	5,554,117
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,760	1,588,712
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	545	410,460
Series B, (AGM), 0.00%, 06/15/44(d)	10,455	3,207,437
State of Illinois, GO
5.00%, 02/01/39	2,990	2,834,604
Series A, 5.00%, 04/01/38	9,030	8,588,884
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/30	10,400	10,371,525
Series B, 5.00%, 10/01/28	1,965	1,969,639
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,910	1,918,217

		57,116,004

Indiana — 2.8%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,548,206
AMT, 7.00%, 01/01/44	3,680	3,737,345
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	3,785	3,812,938
Series A, AMT, 5.25%, 07/01/23	790	797,512
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	565	524,757
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,496,412

		12,917,170

Kansas — 0.1%
Ellis County Unified School District No.489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	505	417,725

Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,515	2,389,094
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43	2,325	2,425,963

		4,815,057

Louisiana — 0.2%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	985	989,858

Maryland — 0.6%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	840	834,586
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	3,540	2,093,623

		2,928,209

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.5%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	$2,245	$2,161,679

Michigan — 3.9%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,075	1,096,082
Series B, 2nd Lien, 5.50%, 07/01/52	2,530	2,634,557
Series A, Senior Lien, 5.25%, 07/01/52	2,530	2,588,658
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,530	2,557,833
Series B, Senior Lien, 5.50%, 07/01/52	2,530	2,637,849
Michigan Finance Authority, RB, 4.00%, 02/15/44	1,640	1,380,401
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,925	1,125,836
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,000	2,041,476
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	1,875,244

		17,937,936

Minnesota — 2.3%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,030	1,718,740
Series A, 5.25%, 02/15/53	1,120	1,120,227
Series A, 5.25%, 02/15/58	2,940	2,940,973
Minnesota Housing Finance Agency, RB, Series H, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	1,250	1,165,410
Minnesota Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.75%, 07/01/42	685	486,137
Series C, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	3,500	3,328,308

		10,759,795

Missouri — 3.0%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,830	4,690,480
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	480	485,352
Series A, 4.00%, 07/01/46	1,205	1,039,735
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,560	2,379,492
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	765	565,698
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	790	573,210
Series A, (FHLMC, FNMA, GNMA), 3.50%, 05/01/52	4,570	4,359,515

		14,093,482

New Hampshire(b) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,055	2,550,546
Series C, AMT, 4.88%, 11/01/42	1,585	1,334,050

		3,884,596

New Jersey — 15.1%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	3,280	3,293,586
Class D, 5.25%, 11/01/44	2,980	2,981,225

Security	Par (000)	Value

New Jersey (continued)
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	$3,350	$2,936,898
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	3,680	73,600
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	1,988,433
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,030	895,320
4.00%, 11/01/39	825	708,321
5.00%, 06/15/49	4,650	4,402,467
Class A, 5.25%, 11/01/47	3,415	3,367,053
Series EEE, 5.00%, 06/15/48	7,320	6,941,885
AMT, 5.38%, 01/01/43	2,285	2,161,567
New Jersey Economic Development Authority, Refunding RB, AMT, 5.00%, 10/01/47	2,905	2,700,642
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	7,020	7,175,217
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	9,070	7,406,979
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,455	2,210,082
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,279,975
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	2,445	2,343,921
Series AA, 4.00%, 06/15/50	3,170	2,508,044
Series BB, 5.00%, 06/15/50	2,800	2,649,724
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	5,095	5,131,312
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,070	1,026,187
Sub-Series B, 5.00%, 06/01/46	5,125	4,695,233

		69,877,671

New Mexico — 0.8%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Class A, (FHLMC, FNMA, GNMA), 3.00%, 03/01/53	2,195	2,051,653
Series C, (FHLMC, FNMA, GNMA), 4.25%, 03/01/53	1,525	1,515,329

		3,566,982

New York — 20.7%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,565	1,323,854
Series C, 5.00%, 08/01/43	2,255	2,305,523
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,640	4,618,289
Series B, 5.25%, 11/15/39	1,650	1,637,242
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,210	2,836,009
Series C-1, 5.00%, 11/15/50	1,040	942,431
Series C-1, 5.25%, 11/15/55	1,545	1,450,863
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,055	805,555
Series A, 4.00%, 07/01/50	2,155	1,796,087
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	2,135	1,290,441
Series F-1, (FHA), 2.40%, 11/01/46	5,110	2,989,621

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series F-1, (FHA), 2.50%, 11/01/51	$3,520	$2,101,176
New York City Industrial Development Agency, Refunding RB
Series A, (AGM), 3.00%, 01/01/36	175	140,121
Series A, (AGM), 3.00%, 01/01/39	—	—
Series A, (AGM), 3.00%, 01/01/40	655	473,284
New York City Municipal Water Finance Authority,
Refunding RB, Series BB-1, 4.00%, 06/15/45	1,485	1,280,288
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, Subordinate, 4.00%, 05/01/45	2,190	1,891,214
Series F-1, Subordinate, 4.00%, 02/01/51	800	672,596
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	825	825,130
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,300	3,281,457
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45	9,395	8,045,192
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(b)	7,830	6,852,730
Series 2, 5.15%, 11/15/34(b)	660	635,828
Series 2, 5.38%, 11/15/40(b)	1,655	1,594,741
Series A, 2.88%, 11/15/46	6,725	4,219,211
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	12,050	10,323,597
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,535	3,621,010
New York State Thruway Authority, Series B, Subordinate, 4.00%, 01/01/50	5,805	4,691,166
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	15,980	13,548,196
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/46	1,165	1,057,050
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,125	2,058,288
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	1,725	1,745,010
Series A, 4.00%, 11/15/54	1,985	1,651,592
Series A, 5.00%, 11/15/54	1,665	1,678,783
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,546	1,440,682

		95,824,257

North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	1,260	1,215,574
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	235	195,555
Series A, 5.00%, 10/01/40	350	330,853
Series A, 4.00%, 10/01/45	215	169,088
Series A, 5.00%, 10/01/45	620	566,525

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, RB (continued)
Series A, 4.00%, 10/01/50	$260	$196,504
Series A, 5.00%, 10/01/50	700	625,558

		3,299,657

North Dakota — 0.6%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,885	1,844,665
North Dakota Housing Finance Agency, RB, S/F
Housing, Series B, 3.00%, 07/01/52	1,265	1,172,561

		3,017,226

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	3,210	2,556,142
Series B-2, Class 2, 5.00%, 06/01/55	5,120	4,297,918
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	800	775,026
Series A, 4.00%, 12/01/44	1,015	849,047
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	1,080	1,019,906
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,200	943,100
Series A, 3.75%, 08/15/50	2,110	1,571,644
County of Montgomery Ohio, Refunding RB, 4.00%,
08/01/46	1,830	1,505,750
Ohio Air Quality Development Authority, RB, AMT,
5.00%, 07/01/49(b)	680	570,445
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,585	1,430,570
The Ohio State University, Series A, 4.00%, 12/01/48(b)	710	613,217

		16,132,765

Oklahoma — 2.0%
Oklahoma Development Finance Authority, RB,
Series B, 5.50%, 08/15/52	2,350	1,919,534
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	4,065	3,718,455
Series C, 4.00%, 01/01/42	3,845	3,576,046

		9,214,035

Oregon — 1.5%
Medford Hospital Facilities Authority, Refunding RB,
Series A, 4.00%, 08/15/50	3,390	2,688,321
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,630	3,520,915
State of Oregon, GO, 3.00%, 12/01/51	965	945,045

		7,154,281

Pennsylvania — 3.8%
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 4.00%, 05/01/52	4,240	3,391,987
Series A, 5.00%, 09/01/43	2,505	2,470,511
Series A, 4.00%, 09/01/49	1,135	918,444

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	$1,660	$1,549,582
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,665	3,921,432
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	2,260	2,231,381
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,092,723
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,350	1,119,713

		17,695,773

Puerto Rico — 4.7%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,365	1,357,629
5.63%, 05/15/43	1,360	1,359,929
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,044	3,382,968
Series A-1, Restructured, 5.00%, 07/01/58	10,387	8,886,297
Series A-2, Restructured, 4.78%, 07/01/58	3,325	2,757,263
Series A-2, Restructured, 4.33%, 07/01/40	1,950	1,654,633
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,165	2,206,029

		21,604,748

Rhode Island — 3.2%
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing, Series 76-A, 3.00%, 10/01/51	2,365	2,184,844
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/35	3,060	3,041,138
Series B, 4.50%, 06/01/45	4,490	4,146,376
Series B, 5.00%, 06/01/50	5,765	5,608,814

		14,981,172

South Carolina — 6.7%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 04/01/44	160	139,194
4.00%, 04/01/49	150	107,399
5.00%, 04/01/49	480	405,667
4.00%, 04/01/54	370	256,270
5.00%, 04/01/54	875	725,855
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/36	5,115	5,179,357
Series A, 5.00%, 05/01/48	3,870	3,677,278
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	12,065	12,089,432
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	2,805	2,615,556
Series E, 5.25%, 12/01/55	3,335	3,212,405
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 3.00%, 01/01/52	820	773,664
Series A, 4.00%, 01/01/52	1,735	1,696,998

		30,879,075

Tennessee — 2.0%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	315	253,678

	Par
Security	(000)	Value

Tennessee (continued)
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	$2,545	$2,407,440
Series A, AMT, 5.00%, 07/01/49	2,925	2,730,654
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,350	1,319,689
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	1,925	1,812,089
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	955	920,169

		9,443,719

Texas — 12.3%
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	385	386,222
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,317,645
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	417,521
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	880	885,444
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	6,000	2,604,918
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,191,866
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,416,895
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	12,580	5,200,597
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	15,200	6,510,531
San Antonio Public Facilities Corp., RB, Convertible, 4.00%, 09/15/42	5,500	4,621,303
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,555	2,592,385
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,220	950,883
Series A, 5.00%, 07/01/53	1,500	1,411,305
Series B, 5.00%, 07/01/48	9,025	8,617,034
Texas Transportation Commission State Highway 249 System, RB, CAB, Series A, 5.00%, 08/01/57	2,310	2,117,016
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	13,925	11,907,797

		57,149,362

Utah — 1.1%
City of Salt Lake City Utah Airport Revenue, ARB Series A, AMT, 5.00%, 07/01/47	1,830	1,749,343
Series A, AMT, 5.00%, 07/01/48	1,735	1,647,457
County of Utah, RB Series A, 4.00%, 05/15/43	440	404,582
Series A, 3.00%, 05/15/50	1,985	1,323,683

		5,125,065

Virginia — 2.2%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,465	1,171,081
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	2,940	2,529,223

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Transportation Accountability Commission, RB (continued)
Series A, Senior Lien, 4.00%, 07/01/55	$4,750	$4,019,065
Series A, Senior Lien, 4.00%, 07/01/60	3,005	2,461,366

		10,180,735

Washington — 2.3%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,980	2,873,262
Series C, AMT, 5.00%, 04/01/40	1,475	1,456,468
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	1,265	1,273,691
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(c)	4,420	4,439,090
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	685	551,648

		10,594,159

Wyoming — 0.7%
Wyoming Community Development Authority, RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 06/01/52	1,740	1,660,870
Wyoming Community Development Authority, Refunding RB, Series 3, (GNMA/FHLMC/FNMA COLL), 3.00%, 06/01/50	1,535	1,457,252

		3,118,122

Total Municipal Bonds — 149.1% (Cost: $780,470,199)		691,792,121

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	4,475	4,334,760

Georgia — 1.8%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52	8,582	8,473,019

Illinois — 0.6%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	5	4,834
Series C, 4.00%, 02/15/41	2,800	2,499,386

		2,504,220

Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	4,153	3,706,399
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	9,088	8,727,951

		12,434,350

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	4,109	4,025,085

Security	Par (000)	Value

New York — 3.8%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$2,655	$2,193,343
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46	13,160	10,355,649
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	5,138,117

		17,687,109

North Carolina — 1.1%
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/25(c)	4,960	5,214,552

Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	4,652	4,733,348

Texas — 1.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	4,900	4,923,123

Virginia — 2.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	3,532	3,185,506
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	9,688	7,909,731

		11,095,237

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,580	4,678,445

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.3% (Cost: $90,712,870)		80,103,248

Total Long-Term Investments — 166.4% (Cost: $871,183,069)		771,895,369

	Shares

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(i)(j)	9,057,755	9,056,849

Total Short-Term Securities — 2.0% (Cost: $9,056,849)		9,056,849

Total Investments — 168.4% (Cost: $880,239,918)		780,952,218

Other Assets Less Liabilities — 1.6%		7,389,455

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6)%		(53,732,059)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (58.4)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$463,809,614

(a)	When-issued security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK)

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 1, 2026, is $3,105,532.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$6,373,192	$2,687,488	(a)	$—	$(3,194)	$(637)	$9,056,849	9,057,755	$39,939	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	284	12/20/22	$31,435	$835,838
U.S. Long Bond	509	12/20/22	61,525	4,443,692
5-Year U.S. Treasury Note	230	12/30/22	24,527	375,072

				$5,654,602

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$691,792,121	$—	$691,792,121
Municipal Bonds Transferred to Tender Option Bond Trusts	—	80,103,248	—	80,103,248
Short-Term Securities
Money Market Funds	9,056,849	—	—	9,056,849

	$9,056,849	$771,895,369	$—	$780,952,218

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,654,602	$—	$—	$5,654,602

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(53,498,816)	$—	$(53,498,816)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(324,298,816)	$—	$(324,298,816)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	8